Contract Assets and Contract Liabilities (Tables)	3 Months Ended
Mar. 31, 2018
Contract Assets and Contract Liabilities [Abstract]
Schedule of Changes in Contract Liabilities
Presented in the table below are the changes in contract liabilities (mobilization and upgrade/modification revenue) during the three months ended March 31, 2018 (in millions):

March 31, 2018
Deferred mobilization and upgrade/modification revenue
Beginning balance	$1.6
Plus: contractual additions	3.7
Less: amortization	0.6
Ending deferred mobilization and upgrade/modification revenue	$4.7
Presented in the table below are the changes in contract assets (mobilization and upgrade/modification costs) during the three months ended March 31, 2018 (in millions):

March 31, 2018
Deferred mobilization and upgrade/modification costs
Beginning balance	$2.8
Plus: contractual additions	3.3
Less: amortization	2.8
Ending deferred mobilization and upgrade/modification costs	$3.3
The following table sets forth contract assets (mobilization and upgrade/modification costs) and contract liabilities (mobilization and upgrade/modification revenue) on the Condensed Consolidated Balance Sheets as of March 31, 2018 (in millions):

	Balance Sheet Classification	March 31, 2018	December 31, 2017
Contract assets
Current	Prepaid expenses and other current assets	$3.3	$2.8
Noncurrent	Other assets	—	—
		$3.3	$2.8

Contract liabilities
Current	Deferred revenue	$4.4	$1.1
Noncurrent	Other liabilities	0.3	0.5
		$4.7	$1.6